[CHAPMAN AND CUTLER LETTERHEAD]

February 27, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Innovator ETFs® Trust
(Registration Nos. 333-146827 and 811-22135)

Ladies and Gentlemen:

On behalf of the Innovator ETFs® Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant for the following funds, each of which is a series of the Registrant, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act: Innovator Equity Defined Protection ETF® – 6 Mo Jan/Jul; Innovator Equity Defined Protection ETF® – 6 Mo Apr/Oct; Innovator Equity Defined Protection ETF® – 1 Yr January; Innovator Equity Defined Protection ETF® – 1 Yr February; Innovator Equity Defined Protection ETF® – 1 Yr March; Innovator Equity Defined Protection ETF® – 1 Yr April; Innovator Equity Defined Protection ETF® – 1 Yr May; Innovator Equity Defined Protection ETF® – 1 Yr June; Innovator Equity Defined Protection ETF® – 1 Yr July; Innovator Equity Defined Protection ETF® – 1 Yr August; Innovator Equity Defined Protection ETF® – 1 Yr September; Innovator Equity Defined Protection ETF® – 1 Yr October; Innovator Equity Defined Protection ETF® – 1 Yr November; Innovator Equity Defined Protection ETF® – 1 Yr December; Innovator Equity Defined Protection ETF® – 2 Yr to April 2026; Innovator Equity Defined Protection ETF® – 2 Yr to July 2026; Innovator Equity Defined Protection ETF® – 2 Yr to October 2026; Innovator Equity Defined Protection ETF® – 2 Yr to January 2027; Innovator Equity Defined Protection ETF® – 2 Yr to April 2027; Innovator Equity Defined Protection ETF® – 2 Yr to July 2027; Innovator Equity Defined Protection ETF® – 2 Yr to October 2027 and Innovator Equity Defined Protection ETF® – 2 Yr to January 2028. Post-Effective Amendment No. 1793 was filed electronically with the Securities and Exchange Commission on February 27, 2026.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3273.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Walter L. Draney
Walter L Draney